RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
21. RELATED PARTY TRANSACTIONS

Crawford/Enterprise

In March 2012, the Company entered into a global affiliation agreement with Enterprise Holdings (China) LLC (“Enterprise China”). Enterprise China is an affiliate of Enterprise Holdings, Inc, a subsidiary of Crawford Group, Inc. (“Crawford”). Crawford was a holder of the Company’s Class A, Series D and Series E Shares and is currently a holder of the Company’s Class B common shares. Pursuant to the global affiliation agreement, the Company and Enterprise China are to direct certain rental referrals to each other via their respective websites, and for each referral received, the Company is liable for a contractually specified amount of referral fees payable to Enterprise China, and vice versa. The Company records referral fees payable to Enterprise China as sales and marketing expenses, and referral fees received as other operating income. Transactions incurred under this arrangement were immaterial for the periods presented.

Under the Additional Series E Preferred Share purchase agreement dated April 16, 2014, Crawford Group Inc. purchased 1,764,055 Series E Preferred Shares for US$9,702,299.

On October 31, 2014, Crawford Group, Inc. (“Crawford”), a parent company of Enterprise Holdings, Inc, exercised all of the 1,500,000 warrants to purchase 1,500,000 Class B common shares at a per share purchase price of US$5.50 for a total consideration of US$8,249,993 (RMB50,705,282).

As of December 31, 2017, Crawford holds 18,694,003 Class B common shares.

Ctrip

Under the Additional Series E Preferred Share purchase agreement dated April 16, 2014, Ctrip Investment Holding Ltd. (‘‘Ctrip’’) purchased 2,368,193 Series E Preferred Shares for US$13,025,062. As part of the Additional Series E share purchase agreement, upon the Company’s written request in connection with a proposed initial public offering, Ctrip shall be obligated to subscribe for the Company’s common shares (i) in an exempt private placement or (ii) in an exempt Regulation S offering. Each of Ctrip and the Company agreed that the purchase price of the common shares in connection with such investments shall be the initial public offering price, and such subscription shall be consummated concurrently with the closing of the initial public offering. On October 14, 2014, the Company entered into a subscription agreement with Ctrip, pursuant to which Ctrip purchased from the Company 1,666,666 Class A common shares at US$6.00 per Class A common share in a private placement concurrent with the closing of the Company’s initial public offering.

In December 2014, the Company entered into a service agreement (“Agreement") with Ctrip for car rental and car services referral. Pursuant to the Agreement, the Company pays a fixed percentage of car rental or car services rates from successful car referrals as commissions to Ctrip (resulting in related party payable balances), and Ctrip collects car rental and car services fees from individual customers on behalf of the Company (resulting in related party receivable balances).

In order to further promote the Company's car services to individual customers, starting from September 1, 2015, the Company entered into a supplementary agreement with Ctrip. Pursuant to this supplementary agreement, the Company needs to pay a fixed minimum commission fee of referrals in addition to the fixed commission rates for car rental and car service referral mentioned in the Agreement.

In November 2016, an amendment was entered that the fixed minimum commission fee would no longer charged by Ctrip since then. Transactions incurred under these service agreements were RMB16,190,063, RMB29,399,234 and RMB16,263,674 for the years ended December 31, 2015, 2016 and December 31, 2017, respectively.

In the end of April 2015, Ctrip extended an entrusted bank loan of RMB300,000,000 to the Company which has been drawn down in full (Note 10). The loan has a term of three years with an interest rate of 6.9% per annum and some of the Company's PRC subsidiaries provided guarantees. In October 2016, the Company repaid RMB200,000,000 originally due in 2018. Interests incurred under this loan agreement were RMB14,202,500, RMB18,534,167 and RMB6,995,833 for the year ended December 31, 2015, 2016, 2017.

Private Placement

On May 22, 2015, the Company entered into definitive securities purchase agreements with Tiger Fund and SRS Funds (the “Buyers”’) pursuant to which the Company agreed to issue, and issued, a total of 22,337,924 of its Class A common shares to the Buyers at a price of US$6.00 per Class A common share (equivalent to US$12.00 per ADS), resulting in gross proceeds of approximately US$134 million from the private placement transaction. Under the terms of the securities purchase agreements, the Class A common shares were issued in two tranches: (a) a first tranche of 11,437,924 Class A common shares, which were issued on May 22, 2015, and (b) a second tranche of 10,900,000 Class A common shares, which were issued on June 30, 2015. In addition, Ctrip and Crawford also entered into definitive agreements with the Buyers for the sale of 2,666,666 Class A common shares (including certain shares represented by ADSs) to the Buyers at a price per Class A common share of US$6.00 (equivalent to US$12.00 per ADS).

As of December 31, 2016 and 2017, significant balances with related parties were as follows:

	As of December 31,
	2016	2017
Due from a related party, current:
Receivables due from Ctrip	1,755,889	83,323,718

Due to a related party, current:
Payables due to Ctrip	16,083,610	210,833

Due to a related party, current:
Borrowing due to Ctrip	100,000,000	100,000,000